GE LIFESTYLE FUNDS
ANNUAL REPORT

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND

September 30, 1999

[GE LOGO OMITTED]

WE BRING GOOD THINGS TO LIFE.

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

UNDERSTANDING YOUR REPORT
--------------------------------------------------------------------------------

A LETTER FROM THE PRESIDENT ............................................... 1

PERFORMANCE SUMMARY

     CONSERVATIVE ALLOCATION FUND ......................................... 3

     MODERATE ALLOCATION FUND ............................................. 4

     AGGRESSIVE ALLOCATION FUND ........................................... 5

     PORTFOLIO MANAGER'S BIOGRAPHY ........................................ 6

     NOTES TO PERFORMANCE ................................................. 6

FINANCIAL STATEMENTS
     Financial Highlights ................................................. 7
     Statements of Net Assets, Operations,
        and Changes in Net Assets ......................................... 8

NOTES
     Notes to Financial Statements ........................................13

REPORT OF INDEPENDENT ACCOUNTANTS .........................................15

GE LIFESTYLE FUNDS'
INVESTMENT TEAM ............................................INSIDE BACK COVER


This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale or a solicitation of an offer to buy the GE LifeStyle Funds unless accompanied or preceded by the current prospectus of the GE LifeStyle Funds and the current prospectus of the underlying GE Funds.

                                                     A LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:
We are pleased to provide you with the 1999 GE Lifestyle Funds Annual Report.

MARKET REVIEW

For the past six months the U.S. stock market, as represented by the S&P 500 Index, has been in a narrow trading range, reaching a new high in July, and testing the March lows in mid-September. The U.S. stock market has enjoyed a high valuation level for the past few years, reflecting the uniquely favorable investment climate of steady growth and low inflation. On the other hand, this market remains vulnerable to high volatility given these valuation levels.

We entered 1999 with many investors fearing that the financial collapse of Southeast Asia and Russia would cause a global recession. However, rather than slowing down, the U.S. economy has remained very strong. Europe is improving, and much of Asia is showing encouraging signs of recovery as well. Now the worry is that strong non-inflationary growth might become unsustainable, causing inflationary pressures that could put an end to the favorable investment climate.

This fear is reflected by the long-term Treasury bond rate that rose to a high of 6.25% and currently is around 6.0%, up 150 basis points (1.50%) from the lows of last Fall. The Federal Reserve (the "Fed") has followed the bond market, taking back two-thirds of last Fall's rate easing by raising short-term rates 50 basis points (0.50%), and we believe that the Fed will tighten again.

All of this is happening in an environment that exhibits few signs of potential inflationary pressures. Oil prices have doubled from February's lows and are back to the levels experienced in 1996. The U.S. dollar has declined against the Japanese Yen, potentially leading to a rising cost of exports, and the unemployment rate remains stubbornly low. However, since the oil shock of the 1970s, commodities, including oil, have shrunk significantly as a percentage of U.S. business costs, the dollar is holding up well against the currencies of our other trading partners, and labor costs are remarkably benign due to strong gains in productivity. At the same time, the rest of the world is following the U.S. example of restructuring and regulatory reform, and U.S. businesses, in the second phase of restructuring, continue to redeploy capital into more productive, higher-return industries, all of which is disinflationary.

OUTLOOK

Company fundamentals are strong, with earnings growth accelerating after last Fall's slowdown. Companies that benefit from globalization and disinflation are among the earnings leaders, but many of these companies have enjoyed extremely high valuation levels. Thus, with the stock market still at high valuation levels, and with market leadership remaining stubbornly narrow, we believe the stock market will remain hostage to the bond market for the foreseeable future, and volatility should also remain high. Therefore, our bottom up stock picking approach should continue to add value for our investors during this period of high volatility.

YEAR 2000

We are increasingly confident that most U.S. companies have addressed their Year 2000 ("Y2K") issues and do not anticipate any significant impact on U.S. markets because of Y2K-related disruptions. There is some uncertainty, however, about the Y2K readiness of companies in other parts of the world and how much effect any lack of preparation will have on the global economy.

The GE LifeStyle Funds' adviser, GE Investment Management Incorporated ("GEIM"), has incorporated "Year 2000 Y2K" readiness capability into its analysis processes for the investment portfolios it manages. It has been engaged in a multi-year effort to address its own Y2K date-related issues in a broad range of areas including applications, process-enabling systems and facilities. GEIM also benefits from the Y2K efforts of its parent,

--------------------------------------------------------------------------------




General Electric Company, which systematically monitors the implementation of the Y2K programs of all GE businesses and facilitates the sharing of best practices. With respect to third-party systems, GEIM like many similar companies, must rely largely on the efforts and affirmations of others; however, it will continue to work closely with our most critical vendors, State Street Bank and Trust Company, the funds' custodian and National Financial Data Services, Inc., the funds' transfer agent. Although the interaction of various software and hardware elements is highly complex -- and the possibility of Y2K related problems cannot be totally eliminated -- GEIM believes it is taking the appropriate steps.

Thank you for your continued investment in the GE LifeStyle Funds. We look forward to helping you serve your financial needs in the future.

Sincerely,


/S/SIGNATURE
Michael J. Cosgrove


MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE INVESTMENTS AND ASSISTANT TREASURER-GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

CONSERVATIVE ALLOCATION FUND                     PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]

         CONSERVATIVE ALLOCATION FUND       COMPOSITE INDEX
12/31/98             $10000.00               $10000.00
1/99                  10180                   10133.13
2/99                   9950                    9924.31
3/99                  10160                   10144.42
4/99                  10350                   10336.51
5/99                  10200                   10134.04
6/99                  10390                   10353.26
7/99                  10330                   10321.46
8/99                  10270                   10320.79
9/99                  10270                   10318.91



PORTFOLIO ALLOCATION TO FUNDS AT 9/30/99*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE Premier Growth Equity Fund               4.0%        3.9%
GE U.S. Equity Fund                        10.0%        9.6%
GE Mid-Cap Growth Fund                      3.0%        2.9%
GE Value Equity Fund                        9.0%        8.6%
GE International Equity Fund               18.0%       17.6%
GE Fixed Income Fund                       51.0%       50.4%
GE Short-Term Government Fund               5.0%        4.9%
Cash and Other                             --           2.1%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets



--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS:
FROM DECEMBER 31, 1998 (INCEPTION) THROUGH SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION FUND                            2.70%
Composite Index**                                       3.19%
S&P 500 Index                                           5.36%
MSCI EAFE Index                                         8.53%
LB Int. Gov't/Corp. Index                               0.34%
--------------------------------------------------------------------------------

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S
   TARGET ALLOCATIONS TO THE RESULTS OF THE CORRESPONDING BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.



The GE Conservative Allocation Fund currently targets 56% to fixed income securities, 26% to domestic equities and 18% to international equities. As of September 30, 1999, actual equity and fixed income holdings were slightly under the targets. The fund has a high weighting in fixed income securities because its long-term goal is preservation of capital. With a 44% target allocation in equities, the fund also offers some opportunity for capital appreciation. We believe that this fund should show its best relative performance in times of economic uncertainty.

Fixed income securities posted negative returns for the first nine months of 1999. The yield on 30-year U.S. Treasury Bonds rose all year and reached 6.05% on September 30, 1999. Strong economic growth and the lowest unemployment rate in 35 years raised the specter of inflation for investors. While there is little evidence that inflation is actually rising, the U.S. Federal Reserve took the precaution of raising short-term interest rates twice. There is concern that the Federal Reserve will tighten at least once more, restoring rates to the level that existed before the collapse of Russian markets in 1998. In this environment, the underlying GE Fixed Income Fund slightly underperformed its benchmark for the nine-month period because of its slightly longer duration.

Equities had modestly positive gains during the reporting period, as the fear of rising inflation also had a negative impact on the stock market. Combined, the portfolio's four U.S. equity segments outperformed the S&P 500 Index over nine months because of good stock selection. The underlying GE Premier Growth Equity Fund gained 12.42%, significantly outpacing the S&P 500 Index because of its overweight position in technology stocks. The underlying GE Value Equity Fund returned 6.61%, better than its benchmark, the S&P 500/BARRA Value Index, because of good stock selection in the energy and consumer sectors. The underlying GE U.S. Equity Fund gained 6.84%, nicely outperforming the S&P 500 Index, because of good stock selection in consumer cyclicals. An underweight position in technology hurt the underlying GE Mid-Cap Growth Fund, which returned -4.04%, underperforming the S&P 400 MidCap Index. Generally, large-cap stocks outperformed mid-caps for the period.

The portfolio's underlying GE International Equity Fund earned 7.71%, modestly lagging its benchmark because it was underweight in Japanese stocks and overweight in European stocks, where the economic recovery has taken longer than anticipated. The environment in Europe is expected to improve in 2000 because of lower interest rates, recent moves to deregulate the economy and benefits arising from the introduction of the Euro.

                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MODERATE ALLOCATION FUND                         PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]

         MODERATE ALLOCATION FUND   COMPOSITE INDEX
12/31/98        $10000.00               $10000.00
1/99             10230                   10170.3
2/99              9980                    9934.2
3/99             10240                   10217.37
4/99             10500                   10480.52
5/99             10300                   10223.73
6/99             10600                   10538.54
7/99             10520                   10491.39
8/99             10440                   10486.13
9/99             10390                   10438.23


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/99*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE Premier Growth Equity Fund               8.0%      7.9%
GE U.S. Equity Fund                        13.0%     12.7%
GE Mid-Cap Growth Fund                      4.0%      3.9%
GE Value Equity Fund                       13.0%     12.7%
GE International Equity Fund               25.0%     24.5%
GE Fixed Income Fund                       32.0%     32.9%
GE Short-Term Government Fund               5.0%      5.2%
Cash and Other                             --         0.2%
--------------------------------------------------------------------------------
Total                                     100.0%    100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets



--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS:
FROM DECEMBER 31, 1998 (INCEPTION) THROUGH SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

MODERATE ALLOCATION FUND                                3.90%
Composite Index**                                       4.38%
S&P 500 Index                                           5.36%
MSCI EAFE Index                                         8.53%
LB Int. Gov't/Corp. Index                               0.34%
--------------------------------------------------------------------------------

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S
   TARGET ALLOCATIONS TO THE RESULTS OF THE CORRESPONDING BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.



The GE Moderate Allocation Fund currently targets 38% to domestic equities, 25% to international equities, and 37% to fixed income securities. As of September 30, 1999, actual equity holdings were slightly under the targets while fixed income holdings were slightly over the target. The fund's long-term goal is to preserve capital while participating in the potential appreciation that equity investments offer. We believe that this fund should provide good relative performance in both up and down markets since the fixed income component offers protection in down markets and the international equity component provides diversification and the potential for superior long-term growth.

Equities had modestly positive gains during the reporting period, as the fear of rising inflation had a negative impact on the stock market. Combined, the portfolio's four U.S. equity segments outperformed the S&P 500 Index over nine months because of good stock selection. The underlying GE Premier Growth Equity Fund gained 12.42%, significantly outpacing the S&P 500 Index because of its overweight position in technology stocks. The underlying GE Value Equity Fund returned 6.61%, better than its benchmark, the S&P 500/BARRA Value Index, because of good stock selection in the energy and consumer sectors. The underlying GE U.S. Equity Fund gained 6.84%, nicely outperforming the S&P 500 Index, because of good stock selection in consumer cyclicals. An underweight position in technology hurt the underlying GE Mid-Cap Growth Fund, which returned -4.04%, underperforming the S&P 400 MidCap Index. Generally, large-cap stocks outperformed mid-caps for the period.

The portfolio's underlying GE International Equity Fund earned 7.71%, modestly lagging its benchmark because it was underweight in Japanese stocks and overweight in European stocks, where the economic recovery has taken longer than anticipated. The environment in Europe is expected to improve in 2000 because of lower interest rates, recent moves to deregulate the economy and benefits arising from the introduction of the Euro.

Fixed income securities posted negative returns for the first nine months of 1999. The yield on 30-year U.S. Treasury Bonds rose all year and reached 6.05% on September 30, 1999. Strong economic growth and the lowest unemployment rate in 35 years raised the specter of inflation for investors. While there is little evidence that inflation is actually rising, the U.S. Federal Reserve took the precaution of raising short-term interest rates twice. There is concern that the Federal Reserve will tighten at least once more, restoring rates to the level that existed prior to the collapse of Russian markets in 1998. In this environment, the underlying GE Fixed Income Fund slightly underperformed its benchmark for the nine-month period because of its slightly longer duration.

                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AGGRESSIVE ALLOCATION FUND                       PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]

         AGGRESSIVE ALLOCATION FUND     COMPOSITE INDEX
12/31/98           $10000                   $10000.00
1/99                10270                    10203.87
2/99                10010                     9942.06
3/99                10340                    10285.11
4/99                10680                    10616.54
5/99                10470                    10305.88
6/99                10870                    10712.06
7/99                10770                    10652.28
8/99                10660                    10642.85
9/99                10560                    10551.49


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/99*
--------------------------------------------------------------------------------
                                          TARGET     ACTUAL
                                          ------     ------
GE Premier Growth Equity Fund              10.0%        9.9%
GE U.S. Equity Fund                        17.0%       16.6%
GE Mid-Cap Growth Fund                      6.0%        5.8%
GE Value Equity Fund                       16.0%       15.6%
GE International Equity Fund               32.0%       31.3%
GE Fixed Income Fund                       14.0%       14.2%
GE Short-Term Government Fund               5.0%        5.1%
Cash and Other                             --           1.5%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


--------------------------------------------------------------------------------
AGGREGATE TOTAL RETURNS:
FROM DECEMBER 31, 1998 (INCEPTION) THROUGH SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

AGGRESSIVE ALLOCATION FUND                              5.60%
Composite Index**                                       5.51%
S&P 500 Index                                           5.36%
MSCI EAFE Index                                         8.53%
LB Int. Gov't/Corp. Index                               0.34%
--------------------------------------------------------------------------------


** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S
   TARGET ALLOCATIONS TO THE RESULTS OF THE CORRESPONDING BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.





The GE Aggressive Allocation Fund currently targets 49% to domestic equities, 32% to international equities, and 19% to fixed income securities. As of September 30, 1999, actual equity holdings were slightly under the targets while fixed income holdings were slightly over the target. The fund has a high weighting in equities because its long-term goal is appreciation of capital. We believe that this fund should provide good relative performance in up markets. However, the fixed income holdings provide some protection in times of economic uncertainty. When stock markets around the world are doing well, this fund generally will outperform the GE Moderate Allocation and Conservative Allocation Funds.

Equities had modestly positive gains during the reporting period, as the fear of rising inflation had a negative impact on the stock market. Combined, the portfolio's four U.S. equity segments outperformed the S&P 500 Index over nine months because of good stock selection. The underlying GE Premier Growth Equity Fund gained 12.42%, significantly outpacing the S&P 500 Index because of its overweight position in technology stocks. The underlying GE Value Equity Fund returned 6.61%, better than its benchmark, the S&P 500/BARRA Value Index, because of good stock selection in the energy and consumer sectors. The underlying GE U.S. Equity Fund gained 6.84%, nicely outperforming the S&P 500 Index, because of good stock selection in consumer cyclicals. An underweight position in technology hurt the underlying GE Mid-Cap Growth Fund, which returned -4.04%, underperforming the S&P 400 MidCap Index. Generally, large-cap stocks outperformed mid-caps for the period.

The portfolio's underlying GE International Equity Fund earned 7.71%, modestly lagging its benchmark because it was underweight in Japanese stocks and overweight in European stocks, where the economic recovery has taken longer than anticipated. The environment in Europe is expected to improve in 2000 because of lower interest rates, recent moves to deregulate the economy and benefits arising from the introduction of the Euro.

Fixed income securities posted negative returns for the first nine months of 1999. The yield on 30-year U.S. Treasury Bonds rose all year and reached 6.05% on September 30, 1999. Strong economic growth and the lowest unemployment rate in 35 years raised the specter of inflation for investors. While there is little evidence that inflation is actually rising, the U.S. Federal Reserve took the precaution of raising short-term interest rates twice. There is concern that the Federal Reserve will tighten at least once more, restoring rates to the level that existed before the collapse of Russian markets in 1998. In this environment, the underlying GE Fixed Income Fund slightly underperformed its benchmark for the nine-month period because of its slightly longer duration.

                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE LIFESTYLE FUNDS                   =             PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES ON THE PRECEDING PAGES ARE PRESENTED BY EUGENE K. BOLTON, EXECUTIVE VICE PRESIDENT, GE INVESTMENTS.

GENE BOLTON IS RESPONSIBLE FOR THE MANAGEMENT OF THE GE LIFESTYLE FUNDS. AS THE CHAIRMAN OF THE ASSET ALLOCATION COMMITTEE AT GE INVESTMENTS, GENE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. HE ALSO HAS OVERALL MANAGEMENT RESPONSIBILITY OF THE U.S. EQUITY INVESTMENT PROCESS AT GE INVESTMENTS AND MANAGES TOTAL ASSETS OF OVER $54 BILLION, INCLUDING RESPONSIBILITY FOR OVERSEEING THE PORTFOLIO MANAGEMENT OF THE GE U.S. EQUITY FUND. GENE JOINED GE IN 1964. AFTER COMPLETING GE'S FINANCIAL MANAGEMENT PROGRAM, HE HELD A NUMBER OF FINANCIAL AND STRATEGIC PLANNING POSITIONS IN THE U.S. AND EUROPE. JOINING GE INVESTMENTS IN 1984 AS CHIEF FINANCIAL OFFICER, HE MOVED TO EQUITIES AS A PORTFOLIO MANAGER IN 1986 AND WAS NAMED TO HIS PRESENT POSITION IN 1991. GENE IS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. HE ALSO SERVES AS A TRUSTEE OF THE INVESTMENT MANAGEMENT WORKSHOP, SPONSORED BY THE ASSOCIATION FOR INVESTMENT MANAGEMENT AND RESEARCH. GENE IS A GRADUATE OF MUNDELEIN COLLEGE WITH A B.A. IN BUSINESS MANAGEMENT.




NOTES TO PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------

Information on the preceding performance pages relating to the Funds' total return and portfolio allocation are audited, all other information on the performance pages is unaudited.

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains, if any. Past performance is not indicative of future results of the fund. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares.

The Adviser has voluntarily agreed to waive and/or bear certain fees and expenses of both the funds and the underlying GE Funds. Without these provisions, the performance returns would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index of stocks (S&P
500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) and the Lehman Brothers Intermediate Government/Corporate Bond Index (LB Int. Gov't/Corp) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index. The S&P 500 Index is a composite of the prices of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. The MSCI EAFE is a composite of foreign securities traded in 20 developed markets representing Europe, Australasia and the Far East. The LB Int. Gov't/Corp is comprised of the Government bonds and Corporate bonds portion of the Lehman Brothers Aggregate Bond Index (LB Aggregate). The LB Aggregate is a composite index of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

Total returns for the Composite Index are derived by applying the fund's target allocations to the results of the corresponding benchmarks for the domestic equity market, the S&P 500; for the international equity market, the MSCI EAFE; and for the fixed income bond market, the LB Int. Gov't/Corp.

                                                            FINANCIAL HIGHLIGHTS
      SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------

                                                           CONSERVATIVE               MODERATE             AGGRESSIVE
                                                            ALLOCATION               ALLOCATION            ALLOCATION
                                                               FUND                     FUND                  FUND
                                                            9/30/99(a)               9/30/99(a)            9/30/99(a)
----------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                               12/31/98                12/31/98                12/31/98

Net asset value, beginning of period .......................   $10.00                   $10.00                $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (d) ...............................     0.13                     0.08                  0.03
   Net realized and unrealized gains on investments (c) ....     0.14                     0.31                  0.53
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ....................     0.27                     0.39                  0.56
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...................................     0.00                     0.00                  0.00
   Net realized gains ......................................     0.00                     0.00                  0.00
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ........................................     0.00                     0.00                  0.00
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............................   $10.27                   $10.39                $10.56
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (B) ...........................................     2.70%                    3.90%                 5.60%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ................     $841                   $8,422                $7,339
   Ratios to average net assets:
      Net investment income* ...............................     3.09%                    1.98%                 0.99%
      Net expenses* ........................................     0.20%                    0.20%                 0.20%
      Gross expenses* ......................................     2.47%                    0.45%                 0.61%
   Portfolio turnover rate .................................      140%                      18%                   10%
----------------------------------------------------------------------------------------------------------------------







NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

 (a) INFORMATION IS FOR THE PERIOD DECEMBER 31, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30, 1999.

 (b) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.

 (c) AS A RESULT OF THE TIMING OF PURCHASES AND SALES OF FUND SHARES, PER SHARE AMOUNTS DO NOT ACCORD WITH AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

 (d) RECOGNITION OF NET INVESTMENT INCOME IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING GE FUNDS IN WHICH THE FUND INVESTS.

 *   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR


------------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

CONSERVATIVE ALLOCATION FUND
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
                                             NUMBER
                                            OF SHARES                 VALUE
--------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
--------------------------------------------------------------------------------
GE Premier Growth Equity Fund (Class Y)* ..  1,179               $   32,546
GE U.S. Equity Fund (Class Y)* ............  2,479                   80,518
GE Mid-Cap Growth Fund (Class Y)* .........  2,420                   24,149
GE Value Equity Fund (Class Y)* ...........  5,688                   72,463
GE International Equity Fund (Class Y)* ...  8,014                  147,774
GE Fixed Income Fund (Class Y)* ........... 36,054                  424,000
GE Short-Term Government Fund (Class Y)* ..  3,549                   41,563
GEI Short-Term Investment Fund ............ 17,986                   17,986

TOTAL INVESTMENTS
   (COST $861,433) ........................                         840,999
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
--------------------------------------------------------------------------------
Other Assets ..............................                             475
Liabilities ...............................                            (166)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..............                             309
--------------------------------------------------------------------------------
NET ASSETS-- 100% .........................                        $841,308
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in ...........................                        $851,809
Undistributed net investment income .......                          10,530
Accumulated net realized loss .............                            (597)
Net unrealized depreciation on investments                          (20,434)
--------------------------------------------------------------------------------
NET ASSETS ................................                        $841,308
--------------------------------------------------------------------------------

Shares outstanding (par value $.001) ......                          81,893
Net asset value per share .................                          $10.27


*EFFECTIVE AS OF THE CLOSE OF BUSINESS ON SEPTEMBER 17, 1999, CLASS D SHARES
 WERE RENAMED CLASS Y.

--------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

MODERATE ALLOCATION FUND
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
                                             NUMBER
                                            OF SHARES                   VALUE
--------------------------------------------------------------------------------
INVESTMENTS -- 100.2%
--------------------------------------------------------------------------------
GE Premier Growth Equity Fund (Class Y)* ..   24,207              $   668,107
GE U.S. Equity Fund (Class Y)* ............   32,951                1,070,233
GE Mid-Cap Growth Fund (Class Y)* .........   33,240                  331,735
GE Value Equity Fund (Class Y)* ...........   84,034                1,070,598
GE International Equity Fund (Class Y)* ...  111,948                2,064,317
GE Fixed Income Fund (Class Y)* ...........  235,620                2,770,889
GE Short-Term Government Fund (Class Y)* ..   36,895                  432,040
GEI Short-Term Investment Fund ............   31,650                   31,650

TOTAL INVESTMENTS
   (COST $8,661,812) ......................                         8,439,569
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
--------------------------------------------------------------------------------
Other Assets ..............................                             3,080
Liabilities ...............................                           (20,524)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..............                           (17,444)
--------------------------------------------------------------------------------
NET ASSETS-- 100% .........................                        $8,422,125
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in ...........................                        $8,574,886
Undistributed net investment income .......                            62,318
Accumulated net realized gain .............                             7,164
Net unrealized depreciation on investments                           (222,243)
--------------------------------------------------------------------------------
NET ASSETS ................................                        $8,422,125
--------------------------------------------------------------------------------

Shares outstanding (par value $.001) ......                           810,789
Net asset value per share .................                            $10.39



*EFFECTIVE AS OF THE CLOSE OF BUSINESS ON SEPTEMBER 17, 1999, CLASS D SHARES
 WERE RENAMED CLASS Y.


-----------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

AGGRESSIVE ALLOCATION FUND
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
                                                 NUMBER
                                                OF SHARES             VALUE
--------------------------------------------------------------------------------
INVESTMENTS -- 100.3%
--------------------------------------------------------------------------------
GE Premier Growth Equity Fund (Class Y)* ......   26,289        $   725,588
GE U.S. Equity Fund (Class Y)* ................   37,448          1,216,303
GE Mid-Cap Growth Fund (Class Y)* .............   42,635            425,502
GE Value Equity Fund (Class Y)* ...............   89,949          1,145,945
GE International Equity Fund (Class Y)* .......  124,733          2,300,070
GE Fixed Income Fund (Class Y)* ...............   88,386          1,039,421
GE Short-Term Government Fund (Class Y)* ......   31,776            372,093
GEI Short-Term Investment Fund ................  137,448            137,448

TOTAL INVESTMENTS
   (COST $7,639,206) ..........................                   7,362,370
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.3)%
--------------------------------------------------------------------------------
Other Assets ..................................                       1,772
Liabilities ...................................                     (24,695)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..................                     (22,923)
--------------------------------------------------------------------------------
NET ASSETS-- 100% .............................                  $7,339,447
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in ...............................                  $7,589,455
Undistributed net investment income ...........                      18,769
Accumulated net realized gain .................                       8,059
Net unrealized depreciation on investments ....                    (276,836)
--------------------------------------------------------------------------------
NET ASSETS ....................................                  $7,339,447
--------------------------------------------------------------------------------

Shares outstanding (par value $.001) ..........                     694,879
Net asset value per share .....................                      $10.56



*EFFECTIVE AS OF THE CLOSE OF BUSINESS ON SEPTEMBER 17, 1999, CLASS D SHARES
 WERE RENAMED CLASS Y.

------------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1999*
--------------------------------------------------------------------------------

                                                     CONSERVATIVE        MODERATE           AGGRESSIVE
                                                      ALLOCATION        ALLOCATION          ALLOCATION
                                                         FUND              FUND                FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ..................................    $  10,878        $   65,231         $   20,665
      Interest ...................................          333             3,378              1,892
-------------------------------------------------------------------------------------------------------
   TOTAL INCOME ..................................       11,211            68,609             22,557
-------------------------------------------------------------------------------------------------------
   EXPENSES:
      Transfer agent fees ........................        7,724             7,724              7,724
      Trustees' fees .............................           11                11                 11
      Advisory fees ..............................          681             6,291              3,788
-------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ...........        8,416            14,026             11,523
-------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by
         the Adviser .............................       (7,735)           (7,735)            (7,735)
-------------------------------------------------------------------------------------------------------
      Net expenses ...............................          681             6,291              3,788
-------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME .........................       10,530            62,318             18,769
-------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Realized gain (loss) on investments ........         (597)            7,164              8,059
      Increase in unrealized appreciation/
         depreciation on investments .............      (20,434)         (222,243)          (276,836)
-------------------------------------------------------------------------------------------------------
      Net realized and unrealized loss
         on investments ..........................      (21,031)         (215,079)          (268,777)
-------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ..................     $(10,501)        $(152,761)         $(250,008)
-------------------------------------------------------------------------------------------------------

  * FOR THE PERIOD DECEMBER 31, 1998 (INCEPTION) THROUGH SEPTEMBER 30, 1999.


-----------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 1999*
--------------------------------------------------------------------------------

                                                        CONSERVATIVE        MODERATE         AGGRESSIVE
                                                         ALLOCATION        ALLOCATION        ALLOCATION
                                                            FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ...........................  $  10,530       $    62,318      $    18,769
      Net realized gain (loss) on investments .........       (597)            7,164            8,059
      Net increase in unrealized depreciation .........    (20,434)         (222,243)        (276,836)
------------------------------------------------------------------------------------------------------------------
      Net decrease from operations ....................    (10,501)         (152,761)        (250,008)
------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ...........................          -                 -                -
      Net realized gains ..............................          -                 -                -
------------------------------------------------------------------------------------------------------------------
   Total distributions ................................          -                 -                -
------------------------------------------------------------------------------------------------------------------
   Decrease in net assets from
      operations and distributions ....................    (10,501)         (152,761)        (250,008)
------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ....................  1,484,866        10,125,126        8,108,990
      Value of distributions reinvested ...............          -                 -                -
      Cost of shares redeemed .........................   (633,057)       (1,550,240)        (519,535)
------------------------------------------------------------------------------------------------------------------
      Net increase from share transactions ............    851,809         8,574,886        7,589,455
------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS .......................    841,308         8,422,125        7,339,447

NET ASSETS
   Beginning of period ................................          -                 -                -
------------------------------------------------------------------------------------------------------------------
   End of period ......................................   $841,308        $8,422,125       $7,339,447
------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD ......................................   $ 10,530        $   62,318       $   18,769
------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

Shares sold by subscription ...........................    142,946           958,519          742,852
Issued for distributions reinvested ...................          -                 -                -
Shares redeemed .......................................    (61,053)         (147,730)         (47,973)
------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ...........................     81,893           810,789          694,879
------------------------------------------------------------------------------------------------------------------



  * FOR THE PERIOD DECEMBER 31, 1998 (INCEPTION) THROUGH SEPTEMBER 30, 1999.

--------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective through investment in a mix of equity-oriented funds and fixed income-oriented funds, with a bias toward equity-oriented or fixed income-oriented funds to be determined by then current market forces.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective through investment in various equity-oriented funds and fixed income-oriented funds, with the bias toward equity-oriented funds for enhanced growth potential.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective through investment in a selection of equity-oriented funds and fixed income-oriented funds, typically with a strong bias under normal market conditions toward equity-oriented funds for substantial growth potential.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS
Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest.

Security transactions are accounted for as of the trade date. Capital gain distribution from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments.Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS
Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INCOME TAXES
The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and net realized capital gains to their shareholders and, therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Any net capital and currency
losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds incurred and elected to defer losses after October 31, 1998, as follows:

               FUND                     CURRENCY            CAPITAL
----------------------------------------------------------------------
Conservative Allocation Fund            $  --               $  196


DISTRIBUTIONS TO SHAREHOLDERS
The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regula-

NOTES TO FINANCIAL STATEMENTS  SEPTEMBER 30, 1999
--------------------------------------------------------------------------------


tions. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME
Income and capital gain distributions, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES
The Funds pay a fee to GE Investment Management, Incorporated ("GEIM") for the Funds' advisory and administration services. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the Trust's independent Trustees and transfer agent. Until further notice, GEIM has agreed to reimburse the Funds for Trustee and transfer agency costs.

3.   FEES AND COMPENSATION
     PAID TO AFFILIATES


ADVISORY AND ADMINISTRATION FEES
Compensation of GEIM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEIM for each Fund are calculated at the annual rate of 0.20%.


TRUSTEES COMPENSATION
The Funds pay no compensation to their Trustees who are employees of GEIM. Trustees who are not such officers or employees receive an annual fee of $2,000 and an additional fee of $500 for each Trustees' meeting attended in person.


OTHER
For the period ended September 30, 1999, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of shares.


4.   AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at September 30, 1999, were as follows:


                        GROSS         GROSS          NET
                     UNREALIZED    UNREALIZED    UNREALIZED
                    APPRECIATION  DEPRECIATION (DEPRECIATION)
-------------------------------------------------------------
GE Conservative
   Allocation Fund     $    177    $   20,611   $  (20,434)

GE Moderate
   Allocation Fund       18,152       240,395     (222,243)

GE Aggressive
   Allocation Fund        4,989       281,825     (276,836)

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at September 30, 1999.


5.   INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended September 30, 1999, were as follows:


                               PURCHASES            SALES
-------------------------------------------------------------
GE Conservative
   Allocation Fund            $1,440,676          $596,632

GE Moderate
   Allocation Fund             9,368,895           745,897

GE Aggressive
   Allocation Fund             7,757,225           263,527


6.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a fund and the total percentage of the fund held by such shareholders at September 30, 1999.

                     5% OR GREATER SHAREHOLDERS
-----------------------------------------------------------------
                                      % OF      % OF FUND HELD
                         NUMBER     FUND HELD  BY GE AFFILIATES*
-----------------------------------------------------------------
GE Conservative
   Allocation Fund          3           89%            12%

GE Moderate
   Allocation Fund          3           93%            53%

GE Aggressive
   Allocation Fund          3           94%              -

Investment activities of these shareholders could have a material impact on these funds.

*INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

To the Shareholders and Trustees of GE LifeStyle Funds

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting GE LifeStyle Funds (the "Trust") at September 30, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods from December 31, 1998 (inception date) to September 30, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 12, 1999

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

GE LIFESTYLE FUNDS' INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by
  Ralph R. Layman

  GE PREMIER GROWTH EQUITY FUND
  David B. Carlson

  GE MID-CAP GROWTH FUND
  Ralph E. Whitman, Jr.

  GE VALUE EQUITY FUND
  Peter J. Hathaway

  GE U.S. EQUITY FUND
  Team led by
  Eugene K. Bolton

  GE FIXED INCOME FUND
  GE SHORT-TERM GOVERNMENT FUND
  Team led by
  Robert A. MacDougall

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Investment Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Michael J. Tansley

  ASSISTANT TREASURER
  Michael M. D'Ambrosio

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP

  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, CHAIRMAN OF THE BOARD AND PRESIDENT
  Eugene K. Bolton, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

INVESTMENT ADVISER
GE INVESTMENT MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
777 LONG RIDGE ROAD
STAMFORD, CT  06927

GE LIFESTYLE FUNDS
                                                                   ANNUAL REPORT

                                                      CONSERVATIVE STRATEGY FUND
                                                          MODERATE STRATEGY FUND
                                                        AGGRESSIVE STRATEGY FUND
                                                               [GE LOGO OMITTED]
WE BRING GOOD THINGS TO LIFE.

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

UNDERSTANDING YOUR REPORT
--------------------------------------------------------------------------------

A LETTER FROM THE PRESIDENT ..............................................  1

PERFORMANCE SUMMARY

     CONSERVATIVE STRATEGY FUND ..........................................  3

     MODERATE STRATEGY FUND ..............................................  4

     AGGRESSIVE STRATEGY FUND ............................................  5

     PORTFOLIO MANAGER'S BIOGRAPHY .......................................  6

     NOTES TO PERFORMANCE ................................................  6

FINANCIAL STATEMENTS
     Financial Highlights ................................................  7
     Statements of Net Assets, Operations,
        and Changes in Net Assets ........................................  8

NOTES
     Notes to Financial Statements ....................................... 13

REPORT OF INDEPENDENT ACCOUNTANTS ........................................ 16

TAX INFORMATION .......................................................... 17

GE LIFESTYLE FUNDS'
INVESTMENT TEAM ............................................INSIDE BACK COVER

This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale or a solicitation of an offer to buy the GE LifeStyle Funds unless accompanied or preceded by the current prospectus of the GE LifeStyle Funds and the current prospectus of the underlying GE Funds.

                                                     A LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:
We are pleased to provide you with the 1999 GE Lifestyle Funds Annual Report.

MARKET REVIEW

For the past six months the U.S. stock market, as represented by the S&P 500 Index, has been in a narrow trading range, reaching a new high in July, and testing the March lows in mid-September. The U.S. stock market has enjoyed a high valuation level for the past few years, reflecting the uniquely favorable investment climate of steady growth and low inflation. On the other hand, this market remains vulnerable to high volatility given these valuation levels.

We entered 1999 with many investors fearing that the financial collapse of Southeast Asia and Russia would cause a global recession. However, rather than slowing down, the U.S. economy has remained very strong. Europe is improving, and much of Asia is showing encouraging signs of recovery as well. Now the worry is that strong non-inflationary growth might become unsustainable, causing inflationary pressures that could put an end to the favorable investment climate.

This fear is reflected by the long-term Treasury bond rate that rose to a high of 6.25% and currently is around 6.0%, up 150 basis points (1.50%) from the lows of last Fall. The Federal Reserve (the "Fed") has followed the bond market, taking back two-thirds of last Fall's rate easing by raising short-term rates 50 basis points (0.50%), and we believe that the Fed will tighten again.

All of this is happening in an environment that exhibits few signs of potential inflationary pressures. Oil prices have doubled from February's lows and are back to the levels experienced in 1996. The U.S. dollar has declined against the Japanese Yen, potentially leading to a rising cost of exports, and the unemployment rate remains stubbornly low. However, since the oil shock of the 1970s, commodities, including oil, have shrunk significantly as a percentage of U.S. business costs, the dollar is holding up well against the currencies of our other trading partners, and labor costs are remarkably benign due to strong gains in productivity. At the same time, the rest of the world is following the U.S. example of restructuring and regulatory reform, and U.S. businesses, in the second phase of restructuring, continue to redeploy capital into more productive, higher-return industries, all of which is disinflationary.

OUTLOOK

Company fundamentals are strong, with earnings growth accelerating after last Fall's slowdown. Companies that benefit from globalization and disinflation are among the earnings leaders, but many of these companies have enjoyed extremely high valuation levels. Thus, with the stock market still at high valuation levels, and with market leadership remaining stubbornly narrow, we believe the stock market will remain hostage to the bond market for the foreseeable future, and volatility should also remain high. Therefore, our bottom up stock picking approach should continue to add value for our investors during this period of high volatility.

YEAR 2000

We are increasingly confident that most U.S. companies have addressed their Year 2000 ("Y2K") issues and do not anticipate any significant impact on U.S. markets because of Y2K-related disruptions. There is some uncertainty, however, about the Y2K readiness of companies in other parts of the world and how much effect any lack of preparation will have on the global economy.

The GE LifeStyle Funds' adviser, GE Investment Management Incorporated ("GEIM"), has incorporated "Year 2000 Y2K" readiness capability into its analysis processes for the investment portfolios it manages. It has been engaged in a multi-year effort to address its own Y2K date-related issues in a broad range of areas including applications, process-enabling systems and facilities. GEIM also benefits from the Y2K efforts of its parent,

--------------------------------------------------------------------------------




General Electric Company, which systematically monitors the implementation of the Y2K programs of all GE businesses and facilitates the sharing of best practices. With respect to third-party systems, GEIM like many similar companies, must rely largely on the efforts and affirmations of others; however, it will continue to work closely with our most critical vendors, State Street Bank and Trust Company, the funds' custodian and National Financial Data Services, Inc., the funds' transfer agent. Although the interaction of various software and hardware elements is highly complex -- and the possibility of Y2K related problems cannot be totally eliminated -- GEIM believes it is taking the appropriate steps.

Thank you for your continued investment in the GE LifeStyle Funds. We look forward to helping you serve your financial needs in the future.

Sincerely,


/S/SIGNATURE
Michael J. Cosgrove


MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE INVESTMENTS AND ASSISTANT TREASURER-GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

CONSERVATIVE STRATEGY FUND                       PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]


         CONSERVATIVE STRATEGY FUND      COMPOSITE INDEX
1/5/98              $10000.00              $10000.00
3/98                 10629.97               10705.33
6/98                 10829.97               10932.35
9/98                 10320.00               10647.53
12/98                11132.91               11618.54
3/99                 11312.47               11786.33
6/99                 11534.29               12028.97
9/99                 11396.97               11989.07


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/99*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE Premier Growth Equity Fund               4.0%        4.0%
GE U.S. Equity Fund                        10.0%        9.7%
GE Mid-Cap Growth Fund                      3.0%        2.9%
GE Value Equity Fund                        9.0%        8.8%
GE International Equity Fund               18.0%       17.5%
GE Fixed Income Fund                       51.0%       51.3%
GE Short-Term Government Fund               5.0%        5.0%
Cash and Other                             --           0.8%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets



--------------------------------------------------------------------------------
AVERAGE TOTAL RETURNS:
--------------------------------------------------------------------------------

                                            ONE      SINCE
                                            YEAR     INCEPTION
--------------------------------------------------------------------------------

CONSERVATIVE STRATEGY FUND                   10.44%      7.82%
Composite Index**                            12.60%     10.94%
S&P 500 Index                                27.81%     19.03%
MSCI EAFE Index                              30.95%     16.32%
LB Int. Gov't/Corp. Index                     0.63%      4.93%
--------------------------------------------------------------------------------

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S
   TARGET ALLOCATIONS TO THE RESULTS OF THE CORRESPONDING BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.






The GE Conservative Strategy Fund currently targets 56% to fixed income securities, 26% to domestic equities and 18% to international equities. As of September 30, 1999, actual equity holdings were slightly under the targets. Fixed income holdings were slightly over the target. The fund has a high weighting in fixed-income securities because its long-term goal is preservation of capital. With a 44% target equity allocation, the fund also offers some opportunity for capital appreciation. We believe that this fund should show its best relative performance in times of economic uncertainty.

The double-digit returns that fixed income securities enjoyed amidst 1998's global economic turmoil turned into negative returns in 1999. The yield on 30-year U.S. Treasury Bonds, which fell from 6.04% to 4.79% between September 1997 and September 1998, returned to 6.05% by September 30, 1999. Strong economic growth and the lowest unemployment rate in 35 years raised the specter of inflation for investors. While there is little evidence that inflation is actually rising, the U.S. Federal Reserve took the precaution of raising short-term interest rates twice. There is concern the Federal Reserve will tighten at least once more, restoring rates to the level that existed before the collapse of the Russian markets in 1998. In this environment the underlying GE Fixed Income Fund slightly underperformed its benchmark during the 12-month period. Offsetting a longer average duration, which hurt performance, was a favorable sector allocation and good security selection in corporate bonds.

Equities had strong gains during the reporting period. Combined, the portfolio's four U.S. equity segments outperformed the S&P 500 Index over 12 months. The underlying GE Premier Growth Equity Fund gained 38.54%, significantly outpacing the S&P 500 Index because of its overweight position in technology stocks. The underlying GE Value Equity Fund returned 27.34%, better than its benchmark, the S&P 500/BARRA Value Index, because of good stock selection in the energy and consumer sectors. The underlying GE U.S. Equity Fund gained 27.79%, closely tracking the S&P 500 Index, because of good stock selection in the consumer cyclical sector, outperforming both the sector and the market. An underweight position in technology hurt the underlying GE Mid-Cap Growth Fund, which returned 13.91%, underperforming the S&P 400 MidCap Index.

The portfolio's underlying GE International Equity Fund earned 25.48%, slightly lagging its benchmark because of underweighting in stocks from Japan and an overweighting in European stocks. The European economy has taken longer than anticipated to recover but is expected to improve in 2000 because of benefits arising from the introduction of the Euro, lower interest rates and recent moves to deregulate the economy.

                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MODERATE STRATEGY FUND                           PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]


          MODERATE STRATEGY FUND    COMPOSITE INDEX
1/5/98           $10000.00              $10000.00
3/98              10880.00               10947.31
6/98              11080.05               11192.16
9/98              10220.06               10563.10
12/98             11416.37               11945.28
3/99              11717.36               12204.93
6/99              12115.11               12588.58
9/99              11857.11               12468.76


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/99*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE Premier Growth Equity Fund               8.0%      7.8%
GE U.S. Equity Fund                        13.0%     12.5%
GE Mid-Cap Growth Fund                      4.0%      3.8%
GE Value Equity Fund                       13.0%     12.5%
GE International Equity Fund               25.0%     24.3%
GE Fixed Income Fund                       32.0%     32.0%
GE Short-Term Government Fund               5.0%      5.1%
Cash and Other                             --         2.0%
--------------------------------------------------------------------------------
Total                                     100.0%    100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets



--------------------------------------------------------------------------------
AVERAGE TOTAL RETURNS:
--------------------------------------------------------------------------------


                                            ONE      SINCE
                                            YEAR     INCEPTION
--------------------------------------------------------------------------------

MODERATE STRATEGY FUND                       16.02%     10.30%
Composite Index**                            18.04%     13.45%
S&P 500 Index                                27.81%     19.03%
MSCI EAFE Index                              30.95%     16.32%
LB Int. Gov't/Corp. Index                     0.63%      4.93%
--------------------------------------------------------------------------------


** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S
   TARGET ALLOCATIONS TO THE RESULTS OF THE CORRESPONDING BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.





The GE Moderate Strategy Fund currently targets 38% to domestic equities, 25% to international equities and 37% to fixed income securities. As of September 30, 1999, actual equity holdings were slightly under the targets. Fixed income holdings were on target. The fund's long-term goal is to preserve capital while participating in the potential appreciation that equity investments offer. We believe that this fund should provide good relative performance in both up and down markets since the fixed income components offer protection in down markets and the international equity component provides diversification and the potential for superior long-term growth.

Equities had strong gains during the reporting period. Combined, the portfolio's four U.S. equity segments outperformed the S&P 500 Index over 12 months. The underlying GE Premier Growth Equity Fund gained 38.54%, significantly outpacing the S&P 500 because of its overweight position in technology stocks. The underlying GE Value Equity Fund returned 27.34%, better than its benchmark, the S&P 500/BARRA Value Index, because of good stock selection in the energy and consumer sectors. The underlying GE U.S. Equity Fund gained 27.79%, closely tracking the S&P 500 Index, because of good stock selection in the consumer cyclical sector, outperforming both the sector and the market. An underweight position in technology hurt the underlying GE Mid-Cap Growth Fund, which returned 13.91%, underperforming the S&P 400 MidCap Index.

The portfolio's underlying GE International Equity Fund earned 25.48%, slightly lagging its benchmark because of underweighting in stocks from Japan and an overweighting in European stocks. The European economy has taken longer than anticipated to recover but is expected to improve in 2000 because of benefits arising from the introduction of the Euro, lower interest rates and recent moves to deregulate the economy.

The double-digit returns that fixed income securities enjoyed amidst 1998's global economic turmoil turned into negative returns in 1999. The yield on 30-year U.S. Treasury Bonds, which fell from 6.04% to 4.79% between September 1997 and September 1998, returned to 6.05% by September 30, 1999. Strong economic growth and the lowest unemployment rate in 35 years raised the specter of inflation for investors. While there is little evidence that inflation is actually rising, the U.S. Federal Reserve took the precaution of raising short-term interest rates twice. There is concern the Federal Reserve will tighten at least once more, restoring rates to the level that existed before the collapse of the Russian markets in 1998. In this environment the underlying GE Fixed Income Fund slightly underperformed its benchmark during the 12 month period. Offsetting a longer average duration, which hurt performance, was a favorable sector allocation and good security selection in corporate bonds.

                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AGGRESSIVE STRATEGY FUND                         PERFORMANCE SUMMARY (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


                              [LINE GRAPH OMITTED]

          AGGRESSIVE STRATEGY FUND  COMPOSITE INDEX
1/5/98         $10000.00               $10000.00
3/98            11110.07                11179.57
6/98            11330.08                11440.65
9/98            10150.10                10469.17
12/98           11664.74                12240.96
3/99            12056.03                12589.95
6/99            12627.11                13112.59
9/99            12267.54                12916.04

PORTFOLIO ALLOCATION TO FUNDS AT 9/30/99*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE Premier Growth Equity Fund              10.0%        9.8%
GE U.S. Equity Fund                        17.0%       16.6%
GE Mid-Cap Growth Fund                      6.0%        5.9%
GE Value Equity Fund                       16.0%       15.6%
GE International Equity Fund               32.0%       31.2%
GE Fixed Income Fund                       14.0%       14.0%
GE Short-Term Government Fund               5.0%        5.0%
Other                                      --           1.9%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets



--------------------------------------------------------------------------------
AVERAGE TOTAL RETURNS:
--------------------------------------------------------------------------------

                                            ONE      SINCE
                                            YEAR     INCEPTION
--------------------------------------------------------------------------------

AGGRESSIVE STRATEGY FUND                     20.86%     12.49%
Composite Index**                            23.37%     15.76%
S&P 500 Index                                27.81%     19.03%
MSCI EAFE Index                              30.95%     16.32%
LB Int. Gov't/Corp. Index                     0.63%      4.93%
--------------------------------------------------------------------------------


** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET ALLOCATIONS TO THE RESULTS OF THE CORRESPONDING BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.



The GE Aggressive Strategy Fund currently targets 49% to domestic equities, 32% to international equities and 19% to fixed income securities. As of September 30, 1999, actual equity holdings were slightly under the targets while fixed income holdings were on target. The fund has a high weighting in equities because its long-term goal is appreciation of capital. We believe that this fund should provide good relative performance in up markets. However, the fixed income holdings provide some protection in times of economic uncertainty. When stock markets around the world are doing well, this fund generally will outperform the GE Moderate Strategy and Conservative Strategy Funds.

Equities had strong gains during the reporting period. Combined, the portfolio's four U.S. equity segments outperformed the S&P 500 Index over twelve months. The underlying GE Premier Growth Equity Fund gained 38.54%, significantly outpacing the S&P 500 because of its overweight position in technology stocks. The underlying GE Value Equity Fund returned 27.34%, better than its benchmark, the S&P 500/BARRA Value Index, because of good stock selection in the energy and consumer sectors. The underlying GE U.S. Equity Fund gained 27.79%, closely tracking the S&P 500 Index, because of good stock selection in the consumer cyclical sector, outperforming both the sector and the market. An underweight position in technology hurt the underlying GE Mid-Cap Growth Fund, which returned 13.91%, underperforming the S&P 400 MidCap Index.

The portfolio's underlying GE International Equity Fund earned 25.48%, slightly lagging its benchmark because of underweighting in stocks from Japan and an overweighting in European stocks. The European economy has taken longer than anticipated to recover but is expected to improve in 2000 because of benefits arising from the introduction of the Euro, lower interest rates and recent moves to deregulate the economy.

The double-digit returns that fixed income securities enjoyed amidst 1998's global economic turmoil turned into negative returns in 1999. The yield on 30-year U.S. Treasury Bonds, which fell from 6.04% to 4.79% between September 1997 and September 1998, returned to 6.05% by September 30, 1999. Strong economic growth and the lowest unemployment rate in 35 years raised the specter of inflation for investors. While there is little evidence that inflation is actually rising, the U.S. Federal Reserve took the precaution of raising short-term interest rates twice. There is concern the Federal Reserve will tighten at least once more, restoring rates to the level that existed before the collapse of the Russian markets in 1998. In this environment the underlying GE Fixed Income Fund slightly underperformed its benchmark during the 12 month period. Offsetting a longer average duration, which hurt performance, was a favorable sector allocation and good security selection in corporate bonds.

                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES ON THE PRECEDING PAGES ARE PRESENTED BY EUGENE K. BOLTON, EXECUTIVE VICE PRESIDENT, GE INVESTMENTS.

GENE BOLTON IS RESPONSIBLE FOR THE MANAGEMENT OF THE GE LIFESTYLE FUNDS. AS THE CHAIRMAN OF THE ASSET ALLOCATION COMMITTEE AT GE INVESTMENTS, GENE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. HE ALSO HAS OVERALL MANAGEMENT RESPONSIBILITY OF THE U.S. EQUITY INVESTMENT PROCESS AT GE INVESTMENTS AND MANAGES TOTAL ASSETS OF OVER $54 BILLION, INCLUDING RESPONSIBILITY FOR OVERSEEING THE PORTFOLIO MANAGEMENT OF THE GE U.S. EQUITY FUND. GENE JOINED GE IN 1964. AFTER COMPLETING GE'S FINANCIAL MANAGEMENT PROGRAM, HE HELD A NUMBER OF FINANCIAL AND STRATEGIC PLANNING POSITIONS IN THE U.S. AND EUROPE. JOINING GE INVESTMENTS IN 1984 AS CHIEF FINANCIAL OFFICER, HE MOVED TO EQUITIES AS A PORTFOLIO MANAGER IN 1986 AND WAS NAMED TO HIS PRESENT POSITION IN 1991. GENE IS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. HE ALSO SERVES AS A TRUSTEE OF THE INVESTMENT MANAGEMENT WORKSHOP, SPONSORED BY THE ASSOCIATION FOR INVESTMENT MANAGEMENT AND RESEARCH. GENE IS A GRADUATE OF MUNDELEIN COLLEGE WITH A B.A. IN BUSINESS MANAGEMENT





NOTES TO PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------

Information on the preceding performance pages relating to the funds' one year total return and portfolio allocation are audited, all other information on the performance pages is unaudited.

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains, if any. Past performance is not indicative of future results of the fund. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares.

A number of the broad market index returns are not available for the funds' commencement of investment operations through September 30, 1999. In instances where the inception date was not at the beginning of the month, broad market index returns are calculated from the month-end nearest to the funds' inception dates.

The Adviser has voluntarily agreed to waive and/or bear certain fees and expense of both the funds and the underlying GE Funds. Without these provisions, the performance returns would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index of stocks (S&P
500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) and the Lehman Brothers Intermediate Government/Corporate Bond Index (LB Int. Gov't/Corp) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index. The S&P 500 Index is a composite of the prices of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. The MSCI EAFE is a composite of foreign securities traded in 20 developed markets representing Europe, Australasia and the Far East. The LB Int. Gov't/Corp is comprised of the Government bonds and Corporate bonds portion of the Lehman Brothers Aggregate Bond Index (LB Aggregate). The LB Aggregate is a composite index of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

Total returns for the Composite Index are derived by applying the fund's target allocations to the results of the corresponding benchmarks for the domestic equity market, the S&P 500; for the international equity market, the MSCI EAFE; and for the fixed income bond market, the LB Int. Gov't/Corp.

                                                            FINANCIAL HIGHLIGHTS
      SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------


                                                                  CONSERVATIVE              MODERATE              AGGRESSIVE
                                                                    STRATEGY                STRATEGY               STRATEGY
                                                                      FUND                    FUND                   FUND
                                                               9/30/99   9/30/98(a)    9/30/99   9/30/98(a)    9/30/99 9/30/98(a)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                                   --        1/5/98        --        1/5/98        --      1/5/98

Net asset value, beginning of period ..........................  $10.32    $10.00         $10.22   $10.00      $10.15   $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ......................................    0.27      0.31           0.22     0.61        0.18     0.34
   Net realized and unrealized gains (losses) on investments ..    0.78      0.01(c)        1.36    (0.39)       1.87    (0.19)(c)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS .......................    1.05      0.32           1.58     0.22        2.05     0.15
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ......................................    0.36      0.00           0.40     0.00        0.31     0.00
   Net realized gains .........................................    0.22      0.00           0.37     0.00        0.29     0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................................    0.58      0.00           0.77     0.00        0.60     0.00
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ................................  $10.79    $10.32         $11.03   $10.22      $11.60   $10.15
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN ..................................................   10.44%     3.20%         16.02%    2.20%      20.86%    1.50%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ...................  $2,058      $979        $32,319  $25,148      $5,100   $2,939
   Ratios to average net assets:
      Net investment income* ..................................    3.39%     5.85%          2.83%    7.39%      2.07%     5.79%
      Net expenses* ...........................................    0.20%     0.20%          0.20%    0.20%      0.20%     0.20%
      Gross expenses* .........................................    0.79%     5.65%          0.24%    0.33%      0.41%     1.80%
   Portfolio turnover rate ....................................      71%       67%            41%      22%         27%      28%
------------------------------------------------------------------------------------------------------------------------------------






NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

 (a) INFORMATION IS FOR THE PERIOD JANUARY 5, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30, 1998.
 (b) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.
 (c) AS A RESULT OF THE TIMING OF PURCHASES AND SALES OF FUND SHARES, PER SHARE AMOUNTS DO NOT ACCORD WITH AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.
 *   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

---------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

CONSERVATIVE STRATEGY FUND
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                                    NUMBER
                                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
INVESTMENTS -- 101.0%
--------------------------------------------------------------------------------
GE Premier Growth Equity Fund (Class A) ........      2,958     $    81,356
GE U.S. Equity Fund (Class A) ..................      6,157         200,283
GE Mid-Cap Growth Fund (Class A) ...............      6,367          59,973
GE Value Equity Fund (Class A) .................     14,794         180,194
GE International Equity Fund (Class A) .........     19,704         361,181
GE Fixed Income Fund (Class A) .................     89,759       1,055,564
GE Short-Term Government Fund (Class A) ........      8,817         103,252
GEI Short-Term Investment Fund .................     37,020          37,020

TOTAL INVESTMENTS
   (COST $2,089,325) ...........................                  2,078,823
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.0)%
--------------------------------------------------------------------------------
Other Assets ...................................                      1,061
Liabilities ....................................                    (21,436)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................                    (20,375)
--------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................                 $2,058,448
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in ................................                 $2,003,749
Undistributed net investment income ............                     29,381
Accumulated net realized gain ..................                     35,820
Net unrealized depreciation on investments .....                    (10,502)
--------------------------------------------------------------------------------
NET ASSETS .....................................                 $2,058,448
--------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...........                    190,820
Net asset value per share ......................                     $10.79
Maximum offering price per share ...............                     $11.45


-------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
MODERATE STRATEGY FUND
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------


                                                   NUMBER
                                                  OF SHARES         VALUE
--------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
--------------------------------------------------------------------------------
GE Premier Growth Equity Fund (Class A) ........    91,892     $  2,527,023
GE U.S. Equity Fund (Class A) ..................   124,281        4,042,855
GE Mid-Cap Growth Fund (Class A) ...............   131,821        1,241,757
GE Value Equity Fund (Class A) .................   332,321        4,047,674
GE International Equity Fund (Class A) .........   427,846        7,842,418
GE Fixed Income Fund (Class A) .................   880,005       10,348,856
GE Short-Term Government Fund (Class A) ........   139,194        1,629,957
GEI Short-Term Investment Fund .................   637,571          637,571

TOTAL INVESTMENTS
   (COST $30,560,323) ..........................                 32,318,111
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
--------------------------------------------------------------------------------
Other Assets ...................................                     12,040
Liabilities ....................................                    (11,235)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................                        805
--------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................                $32,318,916
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in ................................                $29,398,364
Undistributed net investment income ............                    422,589
Accumulated net realized gain ..................                    740,175
Net unrealized appreciation on investments .....                  1,757,788
--------------------------------------------------------------------------------
NET ASSETS .....................................                $32,318,916
--------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...........                  2,930,517
Net asset value per share ......................                     $11.03
Maximum offering price per share ...............                     $11.70


---------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                                   NUMBER
                                                  OF SHARES         VALUE
--------------------------------------------------------------------------------
INVESTMENTS -- 100.2%
--------------------------------------------------------------------------------
GE Premier Growth Equity Fund (Class A)             18,258    $   502,091
GE U.S. Equity Fund (Class A)                       26,060        847,730
GE Mid-Cap Growth Fund (Class A)                    31,736        298,952
GE Value Equity Fund (Class A)                      65,479        797,531
GE International Equity Fund (Class A)              87,024      1,595,156
GE Fixed Income Fund (Class A)                      60,827        715,327
GE Short-Term Government Fund (Class A)             21,740        254,581
GEI Short-Term Investment Fund                      97,962         97,962

TOTAL INVESTMENTS
   (COST $4,885,642)                                            5,109,330
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
--------------------------------------------------------------------------------
Other Assets                                                        1,250
Liabilities                                                       (10,970)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                       (9,720)
--------------------------------------------------------------------------------
NET ASSETS-- 100%                                              $5,099,610
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                $4,781,758
Undistributed net investment income                                28,428
Accumulated net realized gain                                      65,736
Net unrealized appreciation on investments                        223,688
--------------------------------------------------------------------------------
NET ASSETS                                                     $5,099,610
--------------------------------------------------------------------------------

Shares outstanding (par value $.001)                              439,502
Net asset value per share                                          $11.60
Maximum offering price per share                                   $12.31


--------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                                 CONSERVATIVE        MODERATE       AGGRESSIVE
                                                   STRATEGY          STRATEGY        STRATEGY
                                                     FUND              FUND            FUND
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends ...............................     $47,964          $925,541        $88,037
      Interest ................................       1,536            36,572          5,833
-----------------------------------------------------------------------------------------------
   TOTAL INCOME ...............................      49,500           962,113         93,870
-----------------------------------------------------------------------------------------------
   EXPENSES:
      Transfer agent fees .....................       8,000             8,000          8,000
      Trustees' fees ..........................         194             5,157            561
      Advisory fees ...........................       2,754            63,478          8,288
-----------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ........      10,948            76,635         16,849

      Less: Expenses reimbursed by
         the Adviser ..........................      (8,194)          (13,157)        (8,560)
-----------------------------------------------------------------------------------------------
      Net expenses ............................       2,754            63,478          8,289
-----------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ......................      46,746           898,635         85,581
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Realized gain on investments ............      40,254           821,926         79,806
      Increase in unrealized
         appreciation on investments ..........      15,087         2,645,102        439,566
-----------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments .......................      55,341         3,467,028        519,372
-----------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ...............    $102,087        $4,365,663       $604,953
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------




-------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                        CONSERVATIVE                 MODERATE                  AGGRESSIVE
                                                          STRATEGY                   STRATEGY                   STRATEGY
                                                            FUND                       FUND                       FUND
                                                 YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                  SEPTEMBER     SEPTEMBER    SEPTEMBER     SEPTEMBER    SEPTEMBER    SEPTEMBER
                                                  30, 1999      30, 1998*    30, 1999      30, 1998*    30, 1999     30, 1998*
----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ..................  $    46,746    $    28,991 $    898,635 $  1,496,553   $    85,581 $     97,572
      Net realized gain on investments .......       40,254          4,805      821,926      115,426        79,806       10,185
      Net increase (decrease) in unrealized
       appreciation/depreciation .............       15,087        (25,589)   2,645,102     (887,314)      439,566     (215,878)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
         from operations .....................      102,087          8,207    4,365,663      724,665       604,953     (108,121)
----------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ..................      (34,875)            --   (1,128,888)          --       (92,813)          --
      Net realized gains .....................      (20,720)            --   (1,040,888)          --       (86,167)          --
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions .......................      (55,595)            --   (2,169,776)          --      (178,980)          --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from
      operations and distributions ...........       46,492          8,207    2,195,887      724,665       425,973     (108,121)
----------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ...........    2,552,168      1,407,890    9,594,164   30,007,903     3,330,453    3,969,684
      Value of distributions reinvested ......       55,595             --    2,169,776           --       178,980           --
      Cost of shares redeemed ................   (1,574,974)      (436,930)  (6,788,532)  (5,584,947)   (1,775,136)    (922,223)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase from
         share transactions ..................    1,032,789        970,960    4,975,408   24,422,956     1,734,297    3,047,461
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ..............    1,079,281        979,167    7,171,295   25,147,621     2,160,270    2,939,340

NET ASSETS
   Beginning of period .......................      979,167             --   25,147,621           --     2,939,340           --
----------------------------------------------------------------------------------------------------------------------------------
   End of period .............................   $2,058,448     $  979,167  $32,318,916  $25,147,621    $5,099,610   $2,939,340
----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD .............................   $   29,381     $   28,991  $   422,589  $ 1,496,553    $   28,428   $   97,572
----------------------------------------------------------------------------------------------------------------------------------

CHANGES IN FUND SHARES

Shares sold by subscription ..................      237,203        136,768      882,119    2,984,135       291,454      377,801
Issued for distributions reinvested ..........        5,403             --      211,685           --        16,981           --
Shares redeemed ..............................     (146,687)       (41,867)    (624,941)    (522,481)     (158,651)     (88,083)
----------------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ..................       95,919         94,901      468,863    2,461,654       149,784      289,718
----------------------------------------------------------------------------------------------------------------------------------



* FOR THE PERIOD JANUARY 5, 1998 (INCEPTION) THROUGH SEPTEMBER 30, 1998.



-----------------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective through investment in a mix of equity-oriented funds and fixed income-oriented funds, with a bias toward equity-oriented or fixed income-oriented funds to be determined by then current market forces.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective through investment in various equity-oriented funds and fixed income-oriented funds, with the bias toward equity-oriented funds for enhanced growth potential.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective through investment in a selection of equity-oriented funds and fixed income-oriented funds, typically with a strong bias under normal market conditions toward equity-oriented funds for substantial growth potential.

The maximum sales load imposed on purchases of shares (as a percentage of offering price) for the Funds is 5.75%. The maximum contingent deferred sales load (as a percentage of redemption proceeds) is 1.00% and is imposed for shares redeemed within one year of purchase that were subject to no front-end sales load upon purchase by virtue of being part of a purchase of $1 million or more.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS
Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Security transactions are accounted for as of the trade date. Capital gain distribution from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS
Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceedings, realization of the collateral by the Funds may be delayed or limited.

INCOME TAXES
The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and net realized capital gains to their shareholders and, therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. Any net capital and currency losses incurred after October 31, within each Fund's tax

NOTES TO FINANCIAL STATEMENTS  SEPTEMBER 30, 1999
--------------------------------------------------------------------------------


year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. No such net capital and currency losses incurred during the Funds' tax year.


DISTRIBUTIONS TO SHAREHOLDERS
The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME
Income and capital gain distributions, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES
The Funds pay a fee to GE Investment Management, Incorporated ("GEIM") for the Funds' advisory and administration services. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the Trust's independent Trustees and transfer agent. Until further notice, GEIM has agreed to reimburse the Funds for Trustee and transfer agency costs.


3.   FEES AND COMPENSATION
     PAID TO AFFILIATES


ADVISORY AND ADMINISTRATION FEES
Compensation of GEIM for investment advisory and administrative services, is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEIM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION
The Funds pay no compensation to their Trustees who are employees of GEIM. Trustees who are not such officers or employees receive an annual fee of $2,000 and an additional fee of $500 for each Trustees' meeting attended in person.

OTHER
For the period ended September 30, 1999, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of shares.


4.   AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at September 30, 1999, were as follows:


                                                     NET
                        GROSS         GROSS      UNREALIZED
                     UNREALIZED    UNREALIZED   APPRECIATION/
                    APPRECIATION  DEPRECIATION (DEPRECIATION)
---------------------------------------------------------------

GE Conservative
   Strategy Fund    $    18,100     $  28,602  $   (10,502)

GE Moderate
   Strategy Fund      2,246,420       488,632    1,757,788

GE Aggressive
   Strategy Fund        259,773        36,085      223,688

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at September 30, 1999.

NOTES TO FINANCIAL STATEMENTS  SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

5.   INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended September 30, 1999, were as follows:


                               PURCHASES            SALES
-----------------------------------------------------------

GE Conservative
   Strategy Fund           $   1,997,371      $    977,881

GE Moderate
   Strategy Fund              16,001,907        12,540,199

GE Aggressive
   Strategy Fund               2,715,374         1,101,774


6.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a fund and the total percentage of the fund held by such shareholders at September 30, 1999.

                            5% OR GREATER SHAREHOLDERS
                            --------------------------
                                              % OF
                               NUMBER       FUND HELD
-----------------------------------------------------------

GE Conservative
   Strategy Fund                  4            96%

GE Moderate
   Strategy Fund                  2            96%

GE Aggressive
   Strategy Fund                  4            97%



Investment activities of these shareholders could have a material impact on these funds.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Trustees of GE LifeStyle Funds

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting GE LifeStyle Funds (the "Trust") at September 30, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 12, 1999

TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

During the year ended September 30, 1999, the following GE LifeStyle Funds paid, to shareholders of record on December 15, 1998, the following long-term capital gain dividends:


FUND                                          PER SHARE AMOUNT
-----------------------------------------------------------------

GE Conservative
   Strategy Fund                                  $0.11954

GE Moderate
   Strategy Fund                                  $0.29862

GE Aggressive
   Strategy Fund                                  $0.20981

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                                       18

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                                       19

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

GE LIFESTYLE FUNDS' INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by
  Ralph R. Layman

  GE PREMIER GROWTH EQUITY FUND
  David B. Carlson

  GE MID-CAP GROWTH FUND
  Ralph E. Whitman, Jr.

  GE VALUE EQUITY FUND
  Peter J. Hathaway

  GE U.S. EQUITY FUND
  Team led by
  Eugene K. Bolton

  GE FIXED INCOME FUND
  GE SHORT-TERM GOVERNMENT FUND
  Team led by
  Robert A. MacDougall

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Investment Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Michael J. Tansley

  ASSISTANT TREASURER
  Michael M. D'Ambrosio

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP


  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, CHAIRMAN OF THE BOARD AND PRESIDENT
  Eugene K. Bolton, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

INVESTMENT ADVISER
GE INVESTMENT MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
777 LONG RIDGE ROAD
STAMFORD, CT  06927